Long Term Debt - Project Level Secured Term Loans - Short Term - Additional Information (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Feb. 28, 2017 INR (₨)
Debt Instrument [Line Items]
Short term loan	₨ 2,824,843	$ 40,845	₨ 835,000
Debt issuance expense	850,715	12,298	₨ 827,539
Short Term [Member] | Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Short term loan				₨ 2,500,000
Short Term [Member] | Revolving Credit Facilities [Member] | Reliance Commercial Finance [Member]
Debt Instrument [Line Items]
Short term loan	₨ 500,000
Frequency of payment	Repayable within 12 months of disbursement
Interest rate	5.50%
Unamortized debt financing costs	₨ 4,460	67
Short Term [Member] | Short-term Credit Facility [Member]
Debt Instrument [Line Items]
Short term loan	₨ 2,500,000
Frequency of payment	Repayable within 12 months of disbursement
Interest rate	11.25%
Unamortized debt financing costs	₨ 5,423	78
Amount drawn	1,400,000
Short Term [Member] | Working Capital Facility [Member]
Debt Instrument [Line Items]
Short term loan	₨ 1,950,000
Frequency of payment	Repayable within 12 months of disbursement
Interest rate	12.50%
Unamortized debt financing costs	₨ 5,094	$ 74
Repayment of debt	₨ 1,010,000